Average Annual Total Returns - SA Putnam International Growth and Income Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	MSCI EAFE Value Index (net) 1 Year	MSCI EAFE Value Index (net) 5 Years	MSCI EAFE Value Index (net) 10 Years
Total	3.75%	5.37%	3.98%	3.55%	5.20%	3.81%	3.46%	5.12%	3.72%	(2.63%)	4.20%	3.37%